Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 6,442	$ 6,110
Purchased power	3,111	2,899
Related Party [Member]
Purchased power	1,818	1,648
Distribution [Member]
Revenues	4,788	4,422
Distribution [Member] | Related Party [Member]
Revenues	282	280
Transmission [Member]
Revenues	1,654	1,688
Transmission [Member] | Related Party [Member]
Revenues	$ 1,640	$ 1,677